Consolidated Statements of Operations - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Revenue:
Total revenue	$ 348,025	$ 162,598	$ 822,196	$ 4,160,116
Cost of revenue:
Cost of revenue	61,291	57,533	286,923	126,326
Depreciation	11,263	7,428	44,600	18,726
Total cost of goods sold	72,554	64,961	331,523	145,052
Gross profit	275,471	97,637	490,673	4,015,064
Operating expenses
Selling, general and administrative expenses	2,508,371	2,694,395	10,573,111	9,015,158
Research and development expenses	73,520	104,180	544,043	216,430
Total operating expenses	2,581,891	2,798,575	11,117,154	9,231,588
Loss from operations	(2,306,420)	(2,700,938)	(10,626,481)	(5,216,524)
Other income (expense):
Loss from equity method joint ventures	(27,735)	(71,117)	(200,558)	(327,542)
Gain on extinguishment of debt				159,126
Interest income		225	308	3,657
Interest expense	(216,589)	(1,456)	(59,445)	(1,265,359)
Foreign currency exchange loss	(135)	(1,026)	(3,463)	(3,534)
Total other income (expense)	(244,459)	(73,374)	(263,158)	(1,433,652)
Net loss before income taxes			(10,889,639)	(6,650,176)
Income taxes		0	2,872	4,764
Net loss	$ (2,550,879)	$ (2,774,312)	$ (10,892,511)	$ (6,654,940)
Net loss per common share:
Basic	$ (4.10)	$ (4.60)	$ (17.97)	$ (12.52)
Diluted	$ (4.10)	$ (4.60)	$ (17.97)	$ (12.52)
Weighted average number of common shares outstanding:
Basic	622,504	602,535	606,131	531,621
Diluted	622,504	602,535	606,131	531,621
Product [Member]
Revenue:
Total revenue	$ 50,644	$ 56,750	$ 207,342	$ 544,942
Clinic Revenue [Member]
Revenue:
Total revenue	$ 297,381	$ 105,848	614,854	43,745
License [Member]
Revenue:
Total revenue				$ 3,571,429